Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Promotional and client acquisition costs	€ 231	€ 206
IT related expenses (excluding outsourcing and subcontracting)	408	382
Outsourcing and subcontracting	344	327
Facilities	133	137
Market data services	78	73
Advisory fees	126	135
Audit and supervisory fees	77	74
Indirect taxes	157	167
Regulatory costs	402	439
Depreciation and impairment of property and equipment	219	218
Amortisation and impairment of intangible assets	117	111
Additions and releases of provisions	87	150
Other	62	67
Other operating expense	€ 2,440	€ 2,485